Borrowings (Detail Textuals 1) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Nov. 30, 2012 USD ($) tranche	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2015 USD ($)	Feb. 28, 2014 USD ($)	Feb. 28, 2014 BRL (R$)	Nov. 30, 2012 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,486,445			$ 1,107,241	$ 1,087,566	$ 765,184
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		$ 139,500							R$ 329.3
Number of tranches of loan | tranche		9
Amount of letter of guarantees issued as pledge		$ 6,100
Maximum percentage of net profits for dividend payment requiring pre-authorization		25.00%							25.00%
Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | Extended Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 90,700		R$ 300.0
Period of interest only payments	2 years
Percentage of interest due allowed for capitalization	50.00%
Period of capitalization of interest	2 years
Period of final maturity of loan	2 years
Inframerica Concessionaria do Aeroporto de Brasilia | Credit Facility Agreement With BNDES And CAIXA
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount							$ 356,400	R$ 841.0
Maximum percentage of net profits for dividend payment requiring pre-authorization							25.00%	25.00%
Inframerica Concessionaria do Aeroporto de Brasilia | Extended Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Period of interest only payments	3 years
Percentage of interest due allowed for capitalization	50.00%
Period of capitalization of interest	2 years
Period of final maturity of loan	2 years
ACI Airports SARL And CAAP | Extended Credit Facility Agreement With BNDES
Disclosure of detailed information about borrowings [line items]
Period of debt service amount calculation for additional security.	24 months
Additional security requirement period	2 years